Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years

SEMI-ANNUAL REPORT

July 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Volatility Rating

The fund has received a "volatility rating" of S2 from Standard & Poor's Ratings Services (S&P), which is current as of July 30, 2002. The purpose of a volatility rating is to designate the sensitivity of a fund's share price and returns to changes in market conditions. S&P assigns the S2 rating to bond funds that possess "low to moderate sensitivity" to changing market conditions. In S&P's system (S1 to S6), this rating indicates the second lowest relative volatility.

WHAT THE RATING MEANS

According to S&P, the overall volatility of S2-rated funds should be less than or equal to that of a portfolio comprised of U.S. government securities maturing within three to seven years. S&P uses government securities as the basis for comparison because they signify the most liquid, highest quality securities. Volatility ratings can be useful for comparative purposes, to help assess whether one bond fund presents greater overall sensitivity to changing market conditions than another. In addition, because the market generally compensates investors for increased risks, funds with ratings indicating low sensitivity to market changes should be expected to have lower total returns (over extended periods) than funds with ratings indicating greater sensitivity to market changes. Conversely, while returns of funds with ratings indicating higher volatility may tend to be higher over extended periods, they may also be more uncertain.

HOW THE RATING WAS DETERMINED

There is no standard method for determining volatility ratings. S&P's analysis focuses on measuring objective, quantifiable portfolio risk factors. These factors include the credit quality of the bonds held by the fund, the market price volatility of the fund's portfolio, and the historical volatility of the fund's total return performance. In addition, S&P evaluates the fund with regard to specific technical factors, such as interest-rate risk, yield curve risk, credit risk, and liquidity risk. More detailed information about S&P's rating methodology and the factors it considers is posted on S&P's website at www.standardandpoors.com/ratings/funds.

ADDITIONAL IMPORTANT FACTORS TO CONSIDER

The fund's portfolio may have changed since the rating was issued, and there is no guarantee that the fund will continue to have the same rating, or perform in the future as rated. S&P charges fees to issue these ratings, which are paid by the fund, and not all bond funds have volatility ratings. The fact that a fund has a rating is not an indication that it is more or less risky or volatile than a fund that does not.

This material is to be used only when preceded or accompanied by a current fund prospectus. Call your representative.

Portfolio of Investments

July 31, 2002 (unaudited)

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--62.4%
$31,000,000	[1]	7.250%, 5/15/2004	$33,812,320
38,000,000	[1]	7.250%, 8/15/2004	41,793,920
37,400,000	[1]	5.875%, 11/15/2004	40,294,012
27,500,000	[1]	7.875%, 11/15/2004	30,833,825
29,000,000	[1]	7.500%, 2/15/2005	32,527,270
44,000,000	[1]	5.750%, 11/15/2005	47,870,680
40,000,000	[1]	4.625%, 5/15/2006	42,127,200
15,000,000	[1]	6.875%, 5/15/2006	16,986,300
14,000,000		7.000%, 7/15/2006	15,953,980
11,100,000		6.500%, 10/15/2006	12,487,278
41,000,000	[1]	3.500%, 11/15/2006	41,287,410
27,500,000		6.250%, 2/15/2007	30,778,550
49,000,000	[1]	4.375%, 5/15/2007	50,982,540
24,000,000	[1]	6.625%, 5/15/2007	27,314,400

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $440,464,839)	465,049,685

		GOVERNMENT AGENCIES--31.5%
37,200,000		Federal Home Loan Bank System, 6.250%, 11/15/2004	40,156,656
20,500,000		Federal Home Loan Bank System, 7.125%, 2/15/2005	22,627,490
8,900,000		Federal Home Loan Bank System, 7.250%, 5/13/2005	9,907,747
15,700,000		Federal Home Loan Bank System, 6.875%, 8/15/2005	17,391,832
23,000,000	[1]	Federal Home Loan Bank System, 5.125%, 3/6/2006	24,252,810
11,000,000		Federal Home Loan Bank System, 4.875%, 11/15/2006	11,485,320
29,000,000		Federal Home Loan Bank System, 7.250%, 2/15/2007	33,042,310
10,000,000		Federal Home Loan Bank System, 4.875%, 5/15/2007	10,403,400
25,000,000		Federal Home Loan Bank System, 7.625%, 5/15/2007	28,981,000
21,000,000		Federal Home Loan Mortgage Corp., 4.875%, 3/15/2007	21,856,590
15,000,000		Federal National Mortgage Association, 3.000%, 7/29/2004	15,107,400

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $216,111,049)	235,212,555

		MUTUAL FUND--4.9%
36,532,024		Government Obligations Fund (at net asset value)	36,532,024

		TOTAL INVESTMENTS (IDENTIFIED COST $693,107,912)[2]	$736,794,264

1 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

2 The cost of investments for federal tax purposes amounts to $693,107,912. The net unrealized appreciation of investments on a federal tax basis amounts to $43,686,352 which is comprised of $43,686,352 appreciation and $0 depreciation at July 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($745,558,674) at July 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $693,107,912)		$736,794,264
Income receivable		11,307,446
Receivable for shares sold		109,931
Collateral for securities lending		190,539,258

TOTAL ASSETS		938,750,899

Liabilities:
Payable for shares redeemed	$31,509
Income distribution payable	2,564,918
Payable for securities lending	190,539,258
Accrued expenses	56,540

TOTAL LIABILITIES		193,192,225

Net assets for 65,190,544 shares outstanding		$745,558,674

Net Assets Consist of:
Paid in capital		$723,699,527
Net unrealized appreciation of investments		43,686,352
Accumulated net realized loss on investments		(21,819,668)
Distributions in excess of net investment income		(7,537)

TOTAL NET ASSETS		$745,558,674

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$642,858,496 ÷ 56,210,489 shares outstanding		$11.44

Institutional Service Shares:
$102,700,178 ÷ 8,980,055 shares outstanding		$11.44

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended July 31, 2002 (unaudited)

Investment Income:
Interest (including income on securities loaned $47,931)			$17,063,058

Expenses:
Investment adviser fee		$1,309,240
Administrative personnel and services fee		246,137
Custodian fees		14,888
Transfer and dividend disbursing agent fees and expenses		141,764
Directors'/Trustees' fees		6,556
Auditing fees		6,229
Legal fees		1,805
Portfolio accounting fees		58,151
Distribution services fee--Institutional Service Shares		87,186
Shareholder services fee--Institutional Shares		731,089
Shareholder services fee--Institutional Service Shares		87,186
Share registration costs		21,897
Printing and postage		16,057
Insurance premiums		655
Miscellaneous		6,715

TOTAL EXPENSES		2,735,555

Waivers:
Waiver of investment adviser fee	$(48,657)
Waiver of distribution services fee--Institutional Service Shares	(87,186)
Waiver of shareholder services fee--Institutional Shares	(701,846)

TOTAL WAIVERS		(837,689)

Net expenses			1,897,866

Net investment income			15,165,192

Realized and Unrealized Gain on Investments:
Net realized gain on investments			953,154
Net change in unrealized appreciation of investments			19,292,732

Net realized and unrealized gain on investments			20,245,886

Change in net assets resulting from operations			$35,411,078

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 7/31/2002	Year Ended 1/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,165,192	$31,682,343
Net realized gain on investments	953,154	13,989,027
Net change in unrealized appreciation/depreciation on investments	19,292,732	(1,561,680)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	35,411,078	44,109,690

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(13,582,425)	(28,843,161)
Institutional Service Shares	(1,528,072)	(2,901,498)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,110,497)	(31,744,659)

Share Transactions:
Proceeds from sale of shares	205,480,872	366,982,222
Net asset value of shares issued to shareholders in payment of distributions declared	7,466,063	18,570,403
Cost of shares redeemed	(144,868,118)	(337,273,203)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	68,078,817	48,279,422

Change in net assets	88,379,398	60,644,453

Net Assets:
Beginning of period	657,179,276	596,534,823

End of period	$745,558,674	$657,179,276

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended January 31,
	7/31/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$11.10	$10.87	$10.25	$10.91	$10.73	$10.48
Income From Investment Operations:
Net investment income	0.26	0.55	0.60	0.51	0.55	0.59
Net realized and unrealized gain (loss) on investments	0.34	0.23	0.62	(0.66)	0.18	0.25

TOTAL FROM INVESTMENT OPERATIONS	0.60	0.78	1.22	(0.15)	0.73	0.84

Less Distributions:
Distributions from net investment income	(0.26)	(0.55)	(0.60)	(0.51)	(0.55)	(0.59)

Net Asset Value, End of Period	$11.44	$11.10	$10.87	$10.25	$10.91	$10.73

Total Return[1]	5.45%	7.35%	12.30%	(1.41)%	7.01%	8.24%

Ratios to Average Net Assets:

Expenses	0.55%[2]	0.57%	0.57%	0.56%	0.55%	0.54%

Net investment income	4.66%[2]	5.00%	5.75%	4.80%	5.13%	5.58%

Expense waiver/reimbursement[3]	0.26%[2]	0.24%	0.24%	0.24%	0.24%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$642,859	$595,909	$548,808	$613,346	$739,058	$696,613

Portfolio turnover	24%	66%	77%	172%	126%	71%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended January 31,
	7/31/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$11.10	$10.87	$10.25	$10.91	$10.73	$10.48
Income From Investment Operations:
Net investment income	0.24	0.52	0.58	0.48	0.54	0.56
Net realized and unrealized gain (loss) on investments	0.34	0.24	0.62	(0.66)	0.18	0.25

TOTAL FROM INVESTMENT OPERATIONS	0.58	0.76	1.20	(0.18)	0.72	0.81

Less Distributions:
Distributions from net investment income	(0.24)	(0.53)	(0.58)	(0.48)	(0.54)	(0.56)

Net Asset Value, End of Period	$11.44	$11.10	$10.87	$10.25	$10.91	$10.73

Total Return[1]	5.32%	7.08%	12.02%	(1.66)%	6.75%	7.97%

Ratios to Average Net Assets:

Expenses	0.79%[2]	0.81%	0.82%	0.81%	0.80%	0.79%

Net investment income	4.42%[2]	4.76%	5.50%	4.58%	4.88%	5.33%

Expense waiver/reimbursement[3]	0.27%[2]	0.25%	0.24%	0.24%	0.24%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$102,700	$61,271	$47,727	$55,549	$51,224	$36,725

Portfolio turnover	24%	66%	77%	172%	126%	71%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2002 (unaudited)

ORGANIZATION

Federated U.S. Government Securities Fund: 2-5 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At January 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $22,452,416, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 6,649,702

2009	$15,802,714

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 100% of the market value on investments loaned, plus interest, if applicable. Earnings in collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of July 31, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$184,602,308	$190,539,258

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 7/31/2002		Year Ended 1/31/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,832,015	$154,977,666	26,186,675	$289,370,562
Shares issued to shareholders in payment of distributions declared	592,416	6,587,098	1,468,489	16,224,800
Shares redeemed	(11,894,442)	(132,439,965)	(24,484,262)	(269,908,620)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,529,989	$29,124,799	3,170,902	$35,686,742

	Six Months Ended 7/31/2002		Year Ended 1/31/2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,496,655	$50,503,206	7,001,640	$77,611,660
Shares issued to shareholders in payment of distributions declared	79,039	878,965	212,361	2,345,603
Shares redeemed	(1,114,777)	(12,428,153)	(6,087,219)	(67,364,583)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	3,460,917	$38,954,018	1,126,782	$12,592,680

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,990,906	$68,078,817	4,297,684	$48,279,422

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of long-term U.S. government securities for the six months ended July 31, 2002, were as follows:

Purchases	$193,239,610

Sales	$151,814,518

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated U.S. Government Securities Fund: 2-5 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31428P103
Cusip 31428P202

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8082202 (9/02)